8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related parties		$ 13,835
Consulting Fees	$ 6,172	128,630
Related Party 1 [Member]
Proceeds from related parties		7,282
Repayment to related parties		7,282
Related Party 2 [Member]
Proceeds from related parties		6,553
Mr. Newton [Member]
Capitalized oil and gas exploration costs and an accrued liability	75,240
Stock Issued During Period, Value, Restricted Stock	75,240
Consulting Fees	16,001
Mr. Michael Ranger [Member]
Capitalized oil and gas exploration costs and an accrued liability	12,662	0
Stock Issued During Period for cash	$ 7,448
Stock issuable	23,258
Mr. Daems [Member]
Consulting Fees	$ 45,032
Bank of Canada Prime [Member]
Notes payable to related parties	$ 6,963
Effective interest rate	3.70%
Interest expense	$ 264	$ 0